BUSINESS COMBINATIONS AND DISPOSITIONS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 EMA Acquisition	Dec. 31, 2011 EMA Acquisition	Dec. 31, 2010 EMA Acquisition	Dec. 30, 2011 EMA Acquisition	Nov. 30, 2011 Stereolithography resin and Digitalis machine manufacturing businesses	Dec. 31, 2011 Stereolithography resin and Digitalis machine manufacturing businesses	Dec. 31, 2010 Stereolithography resin and Digitalis machine manufacturing businesses
BUSINESS COMBINATIONS AND DISPOSITIONS
Cash paid for business acquisition, net of cash acquired	$ 18	$ 34		$ 11
Net sales related to the business acquired					23	17
Net loss associated with the business acquired					3
Cash received from 3D Systems Corporation								41
Revenues										7
Gain on sale included in other income		38	(8)						34
Goodwill derecognized due to sale of business								2
Goodwill recorded in conjunction with acquisition							$ 9